Stock-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2024
Stock-Based Compensation [Abstract]
Schedule of Restricted Stock Awards	The following is a schedule summarizing restricted stock awards for the periods indicated:
	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding at July 1, 2022	344,426	$1.90
Granted	150,000	2.00
Vested	(419,133)	1.92
Forfeited	-	-
Outstanding at June 30, 2023	75,293	$1.97
Granted	-	-
Vested	(64,696)	1.98
Forfeited	-	-
Outstanding at June 30, 2024	10,597	$1.90

Schedule of Estimates the Fair Value of Each Option Award	The Company used the following assumptions for to estimate the fair value of stock options for the period presented:
	Year Ended June 30,
	2024	2023
Weighted-average fair value	$2.52	$2.45
Expected volatility	105% - 114%	100% - 134%
Expected term	5.0 years - 6.2 years	5.0 years - 7.0 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	3.94% - 4.92%	1.26% - 4.24%

Schedule of Stock Option Activity	The following is a schedule summarizing stock option activities for the periods presented:
	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2023	1,034,000	$2.31	$639,775
Granted	120,821	3.01
Exercised	-	-
Expired/cancelled	(201,000)	2.08
Outstanding at June 30, 2024	953,821	$2.45	$1,087,178
Exercisable at June 30, 2024	550,116	$2.36	$673,901
(1)	Represents the excess of the fair value on the last day of period (which was $3.59 as of June 30, 2024) over the exercise price, multiplied by the number of options.
	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2022	817,750	$2.00	$-
Granted	471,250	2.68
Exercised	-	-
Expired/cancelled	(255,000)	2.00
Outstanding at June 30, 2023	1,034,000	$2.31	$639,775
Exercisable at June 30, 2023	360,060	$2.05	$309,248
(1)	Represents the excess of the fair value on the last day of period (which was $2.90 as of June 30, 2023) over the exercise price, multiplied by the number of options.